Employee Benefits	12 Months Ended
Dec. 31, 2022
Text block [abstract]
Employee Benefits
21.	Employee Benefits

(a)	Defined contribution plans
The expenses related to post-employment benefit plans under defined contribution plans for the years ended December 31, 2020, 2021 and 2022 were as follows:

(in millions of Won)	2020		2021	2022
Expense related to post-employment benefit plans under defined contribution plans	￦	50,694	54,527	62,467

(b)	Defined benefit plans

1)	The amounts recognized in relation to net defined benefit liabilities in the statements of financial position as of December 31, 2021 and 2022 are as follows:

(in millions of Won)	2021		2022
Present value of funded obligations	￦	2,401,261	2,200,127
Fair value of plan assets(*1)		(2,620,046)	(2,703,639)
Present value of non-funded obligations		13,770	20,560

Net defined benefit liabilities	￦	(205,015)	(482,952)

(*1)
As of December 31, 2021 and 2022, the Company recognized net defined
benefit assets amounting to
￦
255,858 million and
￦
520,659 million, respectively, since there are consolidated entities whose fair value of plan assets exceeded the present value of defined benefit obligations.

2)	Changes in present value of defined benefit obligations for the years ended December 31, 2021 and 2022 were as follows:

(in millions of Won)	2021		2022
Defined benefit obligations at the beginning of year	￦	2,453,353	2,415,031
Current service costs		243,029	235,007
Interest costs		52,118	71,348
Remeasurements :		(78,888)	(192,339)
- Loss (gain) from change in financial assumptions		(159,154)	(381,800)
- Loss (gain) from change in demographic assumptions		1,512	(621)
- Loss (gain) from change in others		78,754	190,082
Benefits paid		(253,208)	(300,353)
Others		(1,373)	(8,007)

Defined benefit obligations at the end of year	￦	2,415,031	2,220,687

3)	Changes in fair value of plan assets for the years ended December 31, 2021 and 2022 were as follows:

(in millions of Won)	2021		2022
Fair value of plan assets at the beginning of year	￦	2,397,717	2,620,046
Interest on plan assets		51,580	77,745
Remeasurement of plan assets		(9,529)	(57,335)
Contributions to plan assets		417,486	346,773
Benefits paid		(230,938)	(287,312)
Others		(6,270)	3,722

Fair value of plan assets at the end of year	￦	2,620,046	2,703,639

The Company expects to make an estimated contribution of
￦
346,757 million to the defined benefit plan assets in 202
3
.

4)	The fair value of plan assets as of December 31, 2021 and 2022 are as follows:

(in millions of Won)	2021		2022
Equity instruments	￦	23,980	5,949
Debt instruments		811,498	758,250
Deposits		1,724,245	1,813,863
Others		60,323	125,577

	￦	2,620,046	2,703,639

5)	The amounts recognized in consolidated statement of comprehensive income for the years ended December 31, 2020, 2021 and 2022 were as follows:

(in millions of Won)	2020		2021	2022
Current service costs	￦	245,047	243,029	235,007
Net interest costs(*1)		3,277	538	(6,397)

	￦	248,324	243,567	228,610

(*1)	The actual return on plan assets amounted to ￦ 43,608 million, ￦ 42,051 million and ￦ 20,410 million for the years ended December 31, 2020, 2021 and 2022, respectively.
The expenses by function were as follows:

(in millions of Won)	2020		2021	2022
Cost of sales	￦	177,223	166,734	156,576
Selling and administrative expenses		69,256	76,265	71,060
Others		1,845	568	974

	￦	248,324	243,567	228,610

6)	Accumulated actuarial gains (losses), net of tax recognized in other comprehensive income for the years ended December 31, 2020, 2021 and 2022 were as follows:

(in millions of Won)	2020		2021	2022
Beginning	￦	(589,796)	(553,221)	(502,066)
Current actuarial gains (losses)		36,575	51,155	105,769

Ending	￦	(553,221)	(502,066)	(396,297)

7)	The principal actuarial assumptions as of December 31, 2021 and 2022 are as follows:

(%)	2021	2022
Discount rate	1.25 ~ 7.84	2.00 ~ 7.60
Expected future increase in salaries(*1)	1.50 ~ 11.50	1.50 ~ 12.20

(*1)	The expected future increase in salaries is based on the average salary increase rate for the past 5 years.
All assumptions are reviewed at the end of the reporting period. Additionally, the total estimated defined benefit obligation includes actuarial assumptions associated with the long-term characteristics of the defined benefit plan.

8)
Reasonably possible changes at the reporting date to one of the relevant actuarial assumptions, holding the other assumptions constant, would have affected the defined benefit obligation by the amounts shown below:

(in millions of Won)	1% Increase			1% Decrease
	Amount		Percentage(%)	Amount	Percentage(%)
Discount rate	￦	(129,873)	(5.8)	146,641	6.6
Expected future increase in salaries		146,953	6.6	(132,348)	(6.0)

9)	As of December 31, 2022, the maturity of the expected benefit payments are as follows:

(in millions of Won)	Within 1 year		1 year - 5 years	5 years - 10 years	10 years - 20 years	After 20 years	Total
Benefits to be paid	￦	328,477	832,597	650,418	1,087,836	421,889	3,321,217
The maturity analysis of the defined benefit obligation was nominal amounts of defined benefit obligations using expected remaining period of service of employees.